CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ (247,799,557)	(1,543,816,018)	273,325,882	881,873,227
Other comprehensive income (loss):
Foreign currency translation adjustments	59,551	371,006	(134,611)
Comprehensive income/ (loss)	(247,740,006)	(1,543,445,012)	273,191,271
Less: comprehensive income (loss) attributable to non-controlling interests	(223,744)	(1,393,950)	(16,937)
Comprehensive income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ (247,516,262)	(1,542,051,062)	273,208,208	881,873,227